Trade payables	12 Months Ended
Mar. 31, 2022
Trade and other payables [abstract]
Trade payables	Trade payables

(EUR thousand)	As of March 31
Trade payables	2022	2021	2020
Merchants	62,825	48,190	113,128
Tourists	86,660	83,500	95,444
Agents	3,370	3,956	3,744
Other trade payables	13,248	11,831	25,003
Total	166,103	147,477	237,319
Trade payables include merchant commissions, refunds to tourists, acquiring fees to agents and, in other trade payables, the VAT refunds pending to be settled in France, all related to the TFSS service described in Note 2.
Due to the current nature of the payables, the carrying amount is a reasonable approximation of the fair value of the trade payables.